Debt financing and capital lease obligation - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2014 Lenders Aircraft	Dec. 31, 2013 Lenders Aircraft	Oct. 31, 2013	Dec. 31, 2014
Debt Instrument, Redemption [Line Items]
Number of aircraft financed	53	23		53
Interest rates description	The interest rates on the loans are based on fixed rates of between 3.61% and 5.84% and 1, 3 or 6 month LIBOR plus margins ranging from 1.80% to 3.94% on the floating loans.
Number of lenders	19	17
Minimum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument interest Rate percent	1.80%
Interest rates of loans based on fixed rates, maximum	0.0361			0.0361
Maximum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument interest Rate percent	3.94%
Interest rates of loans based on fixed rates, maximum	0.0584			0.0584
Asset-backed Securities [Member]
Debt Instrument, Redemption [Line Items]
Number of aircraft financed	20	20		20
Fixed Rate Asset Backed Notes, issued			636,200,000
Asset-backed Securities [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Fixed Rate Asset Backed Notes, amortization year	2020
Pre Delivery Payment Facilities [Member]
Debt Instrument, Redemption [Line Items]
Interest rates description	Tranches of the PDP facilities bear interest at floating rates based on 3 month LIBOR plus margins ranging from 2% to 3%.
Number of facilities	2	3
Line of credit, commitment value of facilities	73,000,000	136,500,000		73,000,000
Line of credit current borrowing capacity	73,000,000	72,000,000		73,000,000
Number of aircraft financed	8	11		8
Number of unsecured facilities	3
Line of credit facility aggregate commitments	375,000,000
Line of credit facility aggregate commitments, expiration year	2,017
Pre Delivery Payment Facilities [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument interest Rate percent	2.00%
Pre Delivery Payment Facilities [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument interest Rate percent	3.00%
Capital Lease Obligations [Member]
Debt Instrument, Redemption [Line Items]
Number of aircraft financed	2	2		2
Debt Weighted Average Rate	4.07%			4.07%
Capital lease period	12 years
Class A-1 Notes[Member] | Asset-backed Securities [Member]
Debt Instrument, Redemption [Line Items]
Fixed Rate Asset Backed Notes, issued			546,000,000
Fixed Rate Asset Backed Notes, coupon rate			4.65%
Class B-1 Notes [Member] | Asset-backed Securities [Member]
Debt Instrument, Redemption [Line Items]
Fixed Rate Asset Backed Notes, issued			90,200,000
Fixed Rate Asset Backed Notes, coupon rate			6.35%
Non Recourse [Member]
Debt Instrument, Redemption [Line Items]
Interest rates of loans based on fixed rates, minimum	3.87%
Interest rates of loans based on fixed rates, maximum	5.81%
Interest rates description	The interest rates on the loans are based on fixed rates of between 3.87% and 5.81% and 3 or 6 month LIBOR plus margins ranging from 2.83% to 4.44% on the floating loans.
Non Recourse [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument interest Rate percent	2.83%
Non Recourse [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument interest Rate percent	4.44%
Non Recourse [Member] | Commercial Bank [Member]
Debt Instrument, Redemption [Line Items]
Number of aircraft financed	31	37		31
Number of commercial banks	12	15		12
ECA and EXIM Backed Facilities [Member]
Debt Instrument, Redemption [Line Items]
Number of aircraft financed	17	15		17
Interest rates of loans based on fixed rates, minimum				2.40%
Interest rates of loans based on fixed rates, maximum				3.27%
Interest rates description	The subject loan is amortised quarterly over the period of 12 years from drawdown with interest accruing at fixed rates between 2.40% and 3.27% and on a floating rate loan 3 month LIBOR plus a margin of 0.43%.
Interest accruing at fixed rates	0.43%			0.43%
Warehouse Facility [Member]
Debt Instrument, Redemption [Line Items]
Number of aircraft financed	4	4		4
Interest rates description	As of December 31, 2014, the Warehouse Facility accrues interest at 1 month LIBOR plus 2.45% on drawn balances and 0.7% on undrawn balances.
Debt instrument interest Rate percent	245.00%
Line of credit current borrowing capacity	365,000,000			365,000,000
Line of credit, borrowing capacity	400,000,000			400,000,000
Debt instrument interest rate stated percentage on undrawn balances	70.00%
Warehouse Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument term	5 months
Warehouse Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument term	23 months
Warehouse Facility [Member] | May 2013 [Member]
Debt Instrument, Redemption [Line Items]
Line of credit, borrowing capacity	428,500,000			428,500,000
Warehouse Facility [Member] | June 2014 [Member]
Debt Instrument, Redemption [Line Items]
Line of credit, borrowing capacity	472,500,000			472,500,000
Warehouse Facility [Member] | September 2014 [Member]
Debt Instrument, Redemption [Line Items]
Line of credit, borrowing capacity	550,000,000			550,000,000